Subsequent events (Details Narrative) - Subsequent Event [Member]	7 Months Ended
Aug. 05, 2025 $ / shares
Dividends Payable, Amount Per Share	$ 0.525
Dividends Payable, Date to be Paid	Sep. 04, 2025
Dividends Payable, Date of Record	Aug. 22, 2025